Condensed Consolidating Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Consolidating Guarantor Financial Information [Abstract]
Condensed Balance Sheet

	December 31, 2016
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$25	$1,037	$—	$1,062
Restricted cash and cash equivalents	—	—	96	25	—	121
Accounts receivable, net	—	—	491	264	—	755
Intercompany receivables	—	—	—	42	(42)	—
Prepaid expenses	—	—	27	65	(3)	89
Income taxes receivable	—	—	30	—	(17)	13
Other	—	—	6	33	—	39
Current assets of discontinued operations	—	—	—	1,502	(24)	1,478
Total current assets	—	—	675	2,968	(86)	3,557
Intangibles and Other Assets:
Investments in subsidiaries	5,889	11,300	6,993	—	(24,182)	—
Goodwill	—	—	3,824	1,394	—	5,218
Brands	—	—	4,404	444	—	4,848
Management and franchise contracts, net	—	—	716	247	—	963
Other intangible assets, net	—	—	297	150	—	447
Property and equipment, net	—	—	74	267	—	341
Deferred income tax assets	10	2	—	82	(12)	82
Other	—	12	243	153	—	408
Non-current assets of discontinued operations	—	—	2	10,345	—	10,347
Total intangibles and other assets	5,899	11,314	16,553	13,082	(24,194)	22,654
TOTAL ASSETS	$5,899	$11,314	$17,228	$16,050	$(24,280)	$26,211
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$26	$1,384	$414	$(3)	$1,821
Intercompany payables	—	—	42	—	(42)	—
Current maturities of long-term debt	—	26	—	7	—	33
Income taxes payable	—	—	—	73	(17)	56
Current liabilities of discontinued operations	—	—	77	721	(24)	774
Total current liabilities	—	52	1,503	1,215	(86)	2,684
Long-term debt	—	5,361	981	241	—	6,583
Deferred revenues	—	—	42	—	—	42
Deferred income tax liabilities	—	—	1,752	38	(12)	1,778
Liability for guest loyalty program	—	—	889	—	—	889
Other	—	12	767	713	—	1,492
Non-current liabilities of discontinued operations	—	—	(6)	6,900	—	6,894
Total liabilities	—	5,425	5,928	9,107	(98)	20,362
Equity:
Total Hilton stockholders' equity	5,899	5,889	11,300	6,993	(24,182)	5,899
Noncontrolling interests	—	—	—	(50)	—	(50)
Total equity	5,899	5,889	11,300	6,943	(24,182)	5,849
TOTAL LIABILITIES AND EQUITY	$5,899	$11,314	$17,228	$16,050	$(24,280)	$26,211

	December 31, 2015
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$18	$495	$—	$513
Restricted cash and cash equivalents	—	—	91	29	—	120
Accounts receivable, net	—	—	406	258	—	664
Prepaid expenses	—	—	36	79	(3)	112
Income taxes receivable	—	—	120	—	(23)	97
Other	—	—	3	32	—	35
Current assets of discontinued operations	—	—	—	1,070	(26)	1,044
Total current assets	—	—	674	1,963	(52)	2,585
Intangibles and Other Assets:
Investments in subsidiaries	6,166	11,854	6,457	—	(24,477)	—
Goodwill	—	—	3,824	1,456	—	5,280
Brands	—	—	4,405	514	—	4,919
Management and franchise contracts, net	—	—	818	271	—	1,089
Other intangible assets, net	—	—	334	189	—	523
Property and equipment, net	—	—	73	338	—	411
Deferred income tax assets	24	3	—	59	(27)	59
Other	—	9	200	123	—	332
Non-current assets of discontinued operations	—	—	28	10,396	—	10,424
Total intangibles and other assets	6,190	11,866	16,139	13,346	(24,504)	23,037
TOTAL ASSETS	$6,190	$11,866	$16,813	$15,309	$(24,556)	$25,622
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$39	$1,168	$415	$(3)	$1,619
Current maturities of long-term debt	—	—	—	7	—	7
Income taxes payable	—	—	—	50	(23)	27
Current liabilities of discontinued operations	—	—	71	767	(26)	812
Total current liabilities	—	39	1,239	1,239	(52)	2,465
Long-term debt	—	5,647	—	240	—	5,887
Deferred revenues	—	—	251	—	—	251
Deferred income tax liabilities	—	—	1,813	89	(27)	1,875
Liability for guest loyalty program	—	—	784	—	—	784
Other	205	14	808	238	—	1,265
Non-current liabilities of discontinued operations	—	—	64	7,080	—	7,144
Total liabilities	205	5,700	4,959	8,886	(79)	19,671
Equity:
Total Hilton stockholders' equity	5,985	6,166	11,854	6,457	(24,477)	5,985
Noncontrolling interests	—	—	—	(34)	—	(34)
Total equity	5,985	6,166	11,854	6,423	(24,477)	5,951
TOTAL LIABILITIES AND EQUITY	$6,190	$11,866	$16,813	$15,309	$(24,556)	$25,622

Condensed Statement of Income and Comprehensive Income

	Year Ended December 31, 2016
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise fees	$—	$—	$1,052	$112	$(10)	$1,154
Base and other management fees	—	—	126	116	—	242
Incentive management fees	—	—	16	126	—	142
Owned and leased hotels	—	—	—	1,452	—	1,452
Other revenues	—	—	71	11	—	82
	—	—	1,265	1,817	(10)	3,072
Other revenues from managed and franchised properties	—	—	3,809	501	—	4,310
Total revenues	—	—	5,074	2,318	(10)	7,382

Expenses
Owned and leased hotels	—	—	—	1,295	—	1,295
Depreciation and amortization	—	—	273	91	—	364
Impairment loss	—	—	—	15	—	15
General and administrative	—	—	294	109	—	403
Other expenses	—	—	32	29	(10)	51
	—	—	599	1,539	(10)	2,128
Other expenses from managed and franchised properties	—	—	3,809	501	—	4,310
Total expenses	—	—	4,408	2,040	(10)	6,438

Gain on sales of assets, net	—	—	—	8	—	8

Operating income	—	—	666	286	—	952

Interest expense	—	(261)	(81)	(52)		(394)
Gain (loss) on foreign currency transactions	—	—	(139)	123	—	(16)
Other non-operating income, net	—	1	9	4	—	14

Income (loss) from continuing operations before income taxes and equity in earnings from subsidiaries	—	(260)	455	361	—	556

Income tax benefit (expense)	193	100	(287)	(570)	—	(564)

Income (loss) from continuing operations before equity in earnings from subsidiaries	193	(160)	168	(209)	—	(8)

Equity in losses from subsidiaries	(211)	(51)	(219)	—	481	—

Loss from continuing operations, net of taxes	(18)	(211)	(51)	(209)	481	(8)
Income from discontinued operations, net of taxes	366	366	366	374	(1,100)	372
Net income	348	155	315	165	(619)	364
Net income attributable to noncontrolling interests	—	—	—	(16)	—	(16)
Net income attributable to Hilton stockholders	$348	$155	$315	$149	$(619)	$348

Comprehensive income	$131	$153	$249	$15	$(402)	$146
Comprehensive income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
Comprehensive income attributable to Hilton stockholders	$131	$153	$249	$—	$(402)	$131

	Year Ended December 31, 2015
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise fees	$—	$—	$998	$101	$(12)	$1,087
Base and other management fees	—	—	125	105	—	230
Incentive management fees	—	—	18	120	—	138
Owned and leased hotels	—	—	—	1,596	—	1,596
Other revenues	—	—	61	10	—	71
	—	—	1,202	1,932	(12)	3,122
Other revenues from managed and franchised properties	—	—	3,510	501	—	4,011
Total revenues	—	—	4,712	2,433	(12)	7,133

Expenses
Owned and leased hotels	—	—	—	1,414	—	1,414
Depreciation and amortization	—	—	288	97	—	385
Impairment loss	—	—	—	9	—	9
General and administrative	—	—	424	113	—	537
Other expenses	—	—	37	15	(12)	40
	—	—	749	1,648	(12)	2,385
Other expenses from managed and franchised properties	—	—	3,510	501	—	4,011
Total expenses	—	—	4,259	2,149	(12)	6,396

Gain on sales of assets, net	—	—	—	163	—	163

Operating income	—	—	453	447	—	900

Interest expense	—	(281)	(50)	(46)	—	(377)
Gain (loss) on foreign currency transactions	—	—	77	(118)	—	(41)
Other non-operating income, net	—	—	14	37	—	51

Income (loss) from continuing operations before income taxes and equity in earnings from subsidiaries	—	(281)	494	320	—	533

Income tax benefit (expense)	(7)	108	189	58	—	348

Income (loss) from continuing operations before equity in earnings from subsidiaries	(7)	(173)	683	378	—	881

Equity in earnings from subsidiaries	883	1,056	373	—	(2,312)	—

Income from continuing operations, net of taxes	876	883	1,056	378	(2,312)	881
Income from discontinued operations, net of taxes	528	528	528	460	(1,509)	535
Net income	1,404	1,411	1,584	838	(3,821)	1,416
Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Net income attributable to Hilton stockholders	$1,404	$1,411	$1,584	$826	$(3,821)	$1,404

Comprehensive income	$1,248	$1,404	$1,546	$727	$(3,665)	$1,260
Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Hilton stockholders	$1,248	$1,404	$1,546	$715	$(3,665)	$1,248

	Year Ended December 31, 2014
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise fees	$—	$—	$826	$85	$(6)	$905
Base and other management fees	—	—	129	102	(4)	227
Incentive management fees	—	—	17	116	—	133
Owned and leased hotels	—	—	—	1,776	—	1,776
Other revenues	—	—	71	9	—	80
	—	—	1,043	2,088	(10)	3,121
Other revenues from managed and franchised properties	—	—	3,120	447	—	3,567
Total revenues	—	—	4,163	2,535	(10)	6,688

Expenses
Owned and leased hotels	—	—	—	1,586	—	1,586
Depreciation and amortization	—	—	263	100	—	363
General and administrative	—	—	303	108	—	411
Other expenses	—	—	49	19	(10)	58
	—	—	615	1,813	(10)	2,418
Other expenses from managed and franchised properties	—	—	3,120	447	—	3,567
Total expenses	—	—	3,735	2,260	(10)	5,985

Operating income	—	—	428	275	—	703

Interest expense	—	(334)	(54)	(28)	—	(416)
Gain (loss) on foreign currency transactions	—	—	443	(417)	—	26
Other non-operating income, net	—	—	9	11	—	20

Income (loss) from continuing operations before income taxes and equity in earnings from subsidiaries	—	(334)	826	(159)	—	333

Income tax benefit (expense)	(5)	128	(306)	29	—	(154)

Income (loss) from continuing operations before equity in earnings from subsidiaries	(5)	(206)	520	(130)	—	179

Equity in earnings (losses) from subsidiaries	179	385	(135)	—	(429)	—

Income (loss) from continuing operations, net of taxes	174	179	385	(130)	(429)	179
Income from discontinued operations, net of taxes	499	499	499	450	(1,444)	503
Net income	673	678	884	320	(1,873)	682
Net income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
Net income attributable to Hilton stockholders	$673	$678	$884	$311	$(1,873)	$673

Comprehensive income	$315	$669	$813	$47	$(1,515)	$329
Comprehensive income attributable to noncontrolling interests	—	—	—	(14)	—	(14)
Comprehensive income attributable to Hilton stockholders	$315	$669	$813	$33	$(1,515)	$315

Condensed Cash Flow Statement

	Year Ended December 31, 2016
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	—	(37)	912	1,095	(605)	1,365
Investing Activities:
Capital expenditures for property and equipment	—	—	(9)	(308)	—	(317)
Issuance of intercompany receivables	—	—	(192)	(42)	234	—
Payments received on intercompany receivables	—	—	192	—	(192)	—
Proceeds from asset dispositions	—	—	—	11	—	11
Contract acquisition costs	—	—	(46)	(9)	—	(55)
Capitalized software costs	—	—	(73)	(8)	—	(81)
Other	—	(6)	(35)	5	—	(36)
Net cash used in investing activities	—	(6)	(163)	(351)	42	(478)
Financing Activities:
Borrowings	—	—	1,000	3,715	—	4,715
Repayment of debt	—	(266)	—	(4,093)	—	(4,359)
Debt issuance costs	—	(17)	(20)	(39)	—	(76)
Intercompany borrowings	—	—	42	192	(234)	—
Repayment of intercompany borrowings	—	—	—	(192)	192	—
Intercompany transfers	277	326	(1,744)	1,141	—	—
Dividends paid	(277)	—	—	—	—	(277)
Intercompany dividends	—	—	—	(605)	605	—
Distributions to noncontrolling interests	—	—	—	(32)	—	(32)
Tax withholdings on share-based compensation	—	—	(15)	—	—	(15)
Net cash provided by (used in) financing activities	—	43	(737)	87	563	(44)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	(15)	—	(15)
Net increase in cash, restricted cash and cash equivalents	—	—	12	816	—	828
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	109	524	—	633
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	223	—	223
Cash, restricted cash and cash equivalents, beginning of period	—	—	109	747	—	856
Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	121	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	—	501	—	501
Cash, restricted cash and cash equivalents, end of period	$—	$—	$121	$1,563	$—	$1,684

	Year Ended December 31, 2015
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$184	$975	$723	$(436)	$1,446
Investing Activities:
Capital expenditures for property and equipment	—	—	(11)	(299)	—	(310)
Acquisitions, net of cash acquired	—	—	—	(1,402)	—	(1,402)
Proceeds from asset dispositions	—	—	—	2,205	—	2,205
Contract acquisition costs	—	—	(23)	(14)	—	(37)
Capitalized software costs	—	—	(57)	(5)	—	(62)
Other	—	—	13	7	—	20
Net cash provided by (used in) investing activities	—	—	(78)	492	—	414
Financing Activities:
Borrowings	—	—	—	48	—	48
Repayment of debt	—	(775)	—	(849)	—	(1,624)
Intercompany transfers	138	591	(693)	(36)	—	—
Dividends paid	(138)	—	—	—	—	(138)
Intercompany dividends	—	—	(184)	(252)	436	—
Distributions to noncontrolling interests	—	—	—	(8)	—	(8)
Tax withholdings on share-based compensation	—	—	(31)	—	—	(31)
Net cash provided by (used in) financing activities	—	(184)	(908)	(1,097)	436	(1,753)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	(19)	—	(19)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	(11)	99	—	88
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	119	509	—	628
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	1	139	—	140
Cash, restricted cash and cash equivalents, beginning of period	—	—	120	648	—	768
Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	109	524	—	633
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	—	223	—	223
Cash, restricted cash and cash equivalents, end of period	$—	$—	$109	$747	$—	$856

	Year Ended December 31, 2014
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$—	$1,085	$522	$(300)	$1,307
Investing Activities:
Capital expenditures for property and equipment	—	—	(5)	(263)	—	(268)
Proceeds from asset dispositions	—	—	4	40	—	44
Contract acquisition costs	—	—	(19)	(46)	—	(65)
Capitalized software costs	—	—	(64)	(5)	—	(69)
Other	—	—	11	37	—	48
Net cash used in investing activities	—	—	(73)	(237)	—	(310)
Financing Activities:
Borrowings	—	—	—	350	—	350
Repayment of debt	—	(1,000)	—	(424)	—	(1,424)
Debt issuance costs	—	(6)	—	(3)	—	(9)
Capital contribution	—	—	—	22	(9)	13
Intercompany transfers	—	1,006	(1,094)	88	—	—
Intercompany dividends	—	—	—	(309)	309	—
Distributions to noncontrolling interests	—	—	—	(5)	—	(5)
Net cash used in financing activities	—	—	(1,094)	(281)	300	(1,075)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	(14)	—	(14)
Net decrease in cash, restricted cash and cash equivalents	—	—	(82)	(10)	—	(92)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	201	505	—	706
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	1	153	—	154
Cash, restricted cash and cash equivalents, beginning of period	—	—	202	658	—	860
Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	119	509	—	628
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	1	139	—	140
Cash, restricted cash and cash equivalents, end of period	$—	$—	$120	$648	$—	$768